Segment Information - Segment Information for the Operating Segments (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [Line Items]
Revenue	¥ 2,614,349	¥ 1,933,836	¥ 2,516,810
Depreciation, depletion and amortization	(231,269)	(213,875)	(225,262)
Including: Impairment losses of property, plant and equipment	(26,471)	(15,367)	(13,419)
Profit / (loss) from operations	161,153	75,937	121,762
Finance costs:
Exchange gain	13,377	14,387	10,017
Exchange loss	(12,839)	(14,279)	(10,016)
Interest income	2,984	3,023	3,631
Interest expense	(19,739)	(26,528)	(30,409)
Total net finance costs	(16,217)	(23,397)	(26,777)
Share of profit / (loss) of associates and joint ventures	13,267	3,533	8,229
Profit before income tax expense	158,203	56,073	103,214
Income tax expense	(43,507)	(22,588)	(36,199)
Profit for the year	114,696	33,485	67,015
Other assets	17,014	17,361	29,908
Investments in associates and joint ventures	265,785	250,603	102,073
Assets	2,502,262	2,488,126	2,732,910
Capital expenditures	251,178	246,493	296,776
Liabilities	1,093,393	1,121,505	1,288,605
Other liabilities	103,412	80,104	88,793
Exploration and production [member]
Disclosure of operating segments [Line Items]
Revenue	116,629	93,137	123,648
Depreciation, depletion and amortization	(175,329)	(150,849)	(158,874)
Including: Impairment losses of property, plant and equipment	(20,218)	(15,364)	(11,562)
Profit / (loss) from operations	68,452	23,092	96,097
Finance costs:
Share of profit / (loss) of associates and joint ventures	2,633	(616)	3,513
Investments in associates and joint ventures	44,289	41,461	45,721
Capital expenditures	178,259	186,620	230,117
Refining and chemicals [member]
Disclosure of operating segments [Line Items]
Revenue	324,954	282,108	297,855
Depreciation, depletion and amortization	(28,466)	(23,893)	(25,469)
Including: Impairment losses of property, plant and equipment	(4,681)		(1,444)
Profit / (loss) from operations	49,740	(1,834)	16,077
Finance costs:
Share of profit / (loss) of associates and joint ventures	68	(24)
Investments in associates and joint ventures	1,966	1,289	1,371
Capital expenditures	54,487	21,810	21,823
Marketing [member]
Disclosure of operating segments [Line Items]
Revenue	1,772,577	1,221,030	1,742,880
Depreciation, depletion and amortization	(20,338)	(17,833)	(16,657)
Including: Impairment losses of property, plant and equipment	(1,396)	(3)	(1)
Profit / (loss) from operations	13,277	(2,906)	(2,878)
Finance costs:
Share of profit / (loss) of associates and joint ventures	680	(728)	1,460
Investments in associates and joint ventures	19,020	18,239	18,810
Capital expenditures	10,982	16,294	17,074
Natural gas and pipeline [member]
Disclosure of operating segments [Line Items]
Revenue	397,496	335,334	350,371
Depreciation, depletion and amortization	(5,288)	(19,475)	(22,375)
Including: Impairment losses of property, plant and equipment	(176)		(412)
Profit / (loss) from operations	43,965	72,410	26,108
Finance costs:
Share of profit / (loss) of associates and joint ventures	7,570	2,128	501
Investments in associates and joint ventures	169,611	160,730	9,713
Capital expenditures	6,750	21,143	27,004
Head office and other [member]
Disclosure of operating segments [Line Items]
Revenue	2,693	2,227	2,056
Depreciation, depletion and amortization	(1,848)	(1,825)	(1,887)
Profit / (loss) from operations	(14,281)	(14,825)	(13,642)
Finance costs:
Share of profit / (loss) of associates and joint ventures	2,316	2,773	2,755
Investments in associates and joint ventures	30,899	28,884	26,458
Capital expenditures	700	626	758
Operating segments [member]
Disclosure of operating segments [Line Items]
Revenue	4,254,284	3,177,433	4,146,149
Finance costs:
Assets	4,108,815	4,201,490	4,355,712
Liabilities	1,794,225	1,932,109	2,048,253
Operating segments [member] | Exploration and production [member]
Disclosure of operating segments [Line Items]
Revenue	688,334	530,807	676,320
Finance costs:
Assets	1,391,129	1,452,554	1,520,697
Liabilities	550,365	658,521	720,028
Operating segments [member] | Refining and chemicals [member]
Disclosure of operating segments [Line Items]
Revenue	974,972	774,775	1,000,062
Finance costs:
Assets	457,914	432,022	404,264
Liabilities	199,159	186,332	151,051
Operating segments [member] | Marketing [member]
Disclosure of operating segments [Line Items]
Revenue	2,170,062	1,497,533	2,075,044
Finance costs:
Assets	520,938	489,984	485,085
Liabilities	349,609	321,460	305,804
Operating segments [member] | Natural gas and pipeline [member]
Disclosure of operating segments [Line Items]
Revenue	417,022	370,771	391,023
Finance costs:
Assets	164,934	195,353	536,298
Liabilities	128,490	192,456	277,370
Operating segments [member] | Head office and other [member]
Disclosure of operating segments [Line Items]
Revenue	3,894	3,547	3,700
Finance costs:
Assets	1,573,900	1,631,577	1,409,368
Liabilities	566,602	573,340	594,000
Intersegment elimination [member]
Disclosure of operating segments [Line Items]
Revenue	(1,639,935)	(1,243,597)	(1,629,339)
Finance costs:
Assets	(804,244)	(1,981,328)	(848,441)
Liabilities	(1,889,352)	(890,708)	(1,754,783)
Intersegment elimination [member] | Exploration and production [member]
Disclosure of operating segments [Line Items]
Revenue	(571,705)	(437,670)	(552,672)
Intersegment elimination [member] | Refining and chemicals [member]
Disclosure of operating segments [Line Items]
Revenue	(650,018)	(492,667)	(702,207)
Intersegment elimination [member] | Marketing [member]
Disclosure of operating segments [Line Items]
Revenue	(397,485)	(276,503)	(332,164)
Intersegment elimination [member] | Natural gas and pipeline [member]
Disclosure of operating segments [Line Items]
Revenue	(19,526)	(35,437)	(40,652)
Intersegment elimination [member] | Head office and other [member]
Disclosure of operating segments [Line Items]
Revenue	¥ (1,201)	¥ (1,320)	¥ (1,644)